Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income
22.	Taxes on Income

The components of income tax expense are as follows:

Year Ended December 31,	2012	2011	2010

Current:
Federal	$489	$424	$326
State	28	52	50

Total current	517	476	376

Deferred:
Federal	5	44	(43)
State	-	8	(8)

Total deferred	5	52	(51)

Taxes on income	$522	$528	$325

The temporary differences that created deferred tax assets and liabilities are detailed below:

December 31,	2012	2011

Deferred tax assets:
Employee compensation, severance, and benefits	$189	$173
Reserves and allowances	37	40
Facilities lease commitments	35	37
Net operating loss carryforwards	6	5
State and local taxes	-	8
Other	-	5

Total deferred tax assets	267	268
Valuation allowance	(3)	(1)

Deferred tax assets – net of valuation allowance	264	267

Deferred tax liabilities:
Net unrealized gain on securities available for sale	(179)	(5)
Depreciation and amortization	(166)	(162)
Capitalized internal-use software development costs	(50)	(42)
Deferred loan costs	(15)	(20)
Deferred cancellation of debt income	(11)	(11)
Deferred Senior Note exchange	(6)	-
Other	(7)	-

Total deferred tax liabilities	(434)	(240)

Deferred tax (liability) asset – net (1)	$(170)	$27

(1)	Amounts are included in accrued expenses and other liabilities and other assets at December 31, 2012 and 2011, respectively.

A reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Year Ended December 31,	2012	2011	2010

Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit (1)	1.2	2.5	3.3
Non-deductible penalties (2)	-	-	2.7
Other	(0.2)	0.4	0.7

Effective income tax rate	36.0%	37.9%	41.7%

(1)	Includes the impact of a non-recurring state tax benefit of $20 million recorded in the third quarter of 2012.
(2)	Includes the impact of regulatory settlements relating to the Schwab YieldPlus Fund in 2010.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

December 31,	2012	2011

Balance at beginning of year	$13	$11
Additions for tax positions related to the current year	1	1
Additions for tax positions related to prior years	1	2
Reductions due to lapse of statute of limitations	(2)	(1)
Reductions for settlements with tax authorities	(1)	-

Balance at end of year	$12	$13

Resolving the above uncertain tax matters as of December 31, 2012, in the Company’s favor would reduce taxes on income by $8 million, net of the federal tax benefit.

Federal tax examinations for all years ending through December 31, 2007, have been completed. The years open to examination by state and local governments vary by jurisdiction.